THE TREASURER'S FUND
                           19 Old Kings Highway South
                                Darien, CT 06820
                            1-800-TSR-FUND (877-3863)
                                 www.gabelli.com


                               BOARD OF DIRECTORS

Felix J. Christiana
FORMER SENIOR VICE PRESIDENT
DOLLAR DRY DOCK SAVINGS BANK

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Richard N. Daniel
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
HANDY & HARMAN

Mary E. Hauck
(RETIRED) SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD
PHYSICIAN, AUTHOR AND LECTURER
GENERAL PARTNER OF KBS PARTNERSHIP

Thomas E. O'Connor
CONSULTANT
GABELLI FIXED INCOME LLC

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT
PROFESSOR, PACE UNIVERSITY

Werner J. Roeder, MD
DIRECTOR OF SURGERY
LAWRENCE HOSPITAL

Anthonie C. Van Eckris
MANAGING DIRECTOR
BALMAC INTERNATIONAL, INC.


                                    OFFICERS
Ronald S. Eaker
PRESIDENT AND
CHIEF INVESTMENT OFFICER

Henley L. Smith
VICE PRESIDENT AND
INVESTMENT OFFICER

Bruce N. Alpert
VICE PRESIDENT

Judith A. Raneri
SECRETARY, TREASURER AND
INVESTMENT OFFICER

Georgette Horton
VICE PRESIDENT

Lisa Ling
VICE PRESIDENT



                               INVESTMENT ADVISOR
                               ------------------
                            GABELLI FIXED INCOME LLC
                           19 Old Kings Highway South
                                Darien, CT 06820

                                  ADMINISTRATOR
                                  -------------
                               GABELLI FUNDS, INC.
                              One Corporate Center
                                  Rye, NY 10580

                                   DISTRIBUTOR
                                   -----------
                              GABELLI FIXED INCOME
                               DISTRIBUTORS, INC.
                           19 Old Kings Highway South
                                Darien, CT 06820

                                    CUSTODIAN
                                    ---------
                             CUSTODIAL TRUST COMPANY
                               101 Carnegie Center
                               Princeton, NJ 08540

                                  LEGAL COUNSEL
                                  -------------
                                BATTLE FOWLER LLP
                               75 East 55th Street
                               New York, NY 10022


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

THE
TREASURER'S
FUND




Money Market Portfolios
--------------------------------------------------------------------------------

Domestic Prime
Tax Exempt
U.S. Treasury

ANNUAL REPORT
OCTOBER 31, 1997

                              THE TREASURER'S FUND

                           19 Old Kings Highway South
                                Darien, Ct 06820
                            1-800-TSR-FUND (877-3863)


                                  ANNUAL REPORT
                                OCTOBER 31, 1997


DEAR FELLOW SHAREHOLDER,

        We are pleased to present the annual report of The Treasurer's Fund for the fiscal year ended October 31, 1997. The total net assets of The Treasurer's Fund portfolios on October 31, 1997 (in millions) were:
                                                             WEIGHTED
                                            NET ASSETS    AVERAGE MATURITY
                                            ----------    ----------------
     Domestic Prime Money Market Portfolio    $280.3          22 days
     Tax Exempt Money Market Portfolio         192.8          28 days
     U.S. Treasury Money Market Portfolio       85.2          68 days

        The portfolios continue to hold investments in very high quality money market securities of domestic, corporate and municipal issuers and U.S. Government obligations. The weighted average maturities of the portfolios were well within the permitted maximum of 90 days.


COMMENTARY

        U.S. bond markets continue to cast off strong domestic economic news and follow the volatility of the global equity markets as investors seek the safety of U.S. Treasuries. A strong third quarter GDP of 3.5% poses no trouble as the fear of worldwide collapse takes center stage. The latest data from the consumer sector continues to be positive. November retail sales ex-autos was up .02%, while consumer confidence for November posted a strong gain. The housing market continues its advance with new and existing home sales the strongest in months. Manufacturing remains strong with capacity utilization moving into the mid 80% range and the National Association of Purchasing Managers Index last reported at a positive 56%--another sign of solid growth. However, even with all the domestic strength, the credit markets continue to follow overseas events. Some economists now say that the situation will pare U.S. growth by .25% to .50% in 1998. The closing of Yamaichi Securities proved to be another domino in the Asian crisis and until the situation stabilizes and the market divorces itself from the turmoil, we will continue to trade on emotion and fear and ignore the fundamentals.

        Despite strong payroll and household employment reports underscoring the strength of the domestic economy and the tightness of the U.S. labor markets, the Fed kept interest rates unchanged at the December 16th meeting. This decision was also based on the disturbing instability of global financial markets and the potential effects on the domestic economy. Any further adjustments to the Fed Funds target will be made in 1998.

OUTLOOK

        All things considered, we view this market as fundamentally overvalued, and have taken the opportunity to raise cash levels in anticipation of a return to normal market spreads. Even with the massive flight to quality that occurred with the correction in global equity markets and the continued sense of uncertainty, we believe that the short end of the curve is to expensive, with little room for yields to go lower without a FOMC easing.


GABELLI FIXED INCOME LLC

        With investment interests in fixed income securities rising and expected to grow well into the 21st century, we are especially pleased that Gabelli Funds, Inc. transformed its decade long financial partnership with the Fund's Adviser, Gabelli-O'Connor Fixed Income Mutual Fund Management Co., into a strategic one. Effective April 14, 1997 Gabelli-O'Connor's operations were combined with Gabelli Funds' other fixed income products to create Gabelli Fixed Income LLC. Gabelli Fixed Income's style of management is a straightforward, total rate of return approach, providing protection of principle, daily liquidity and competitive results through the active management within the short-term fixed income markets. The style and philosophy of the new firm continues its goal to provide the best possible return within a conservative framework of safety and liquidity.


SPECIAL MEETING

        A special meeting was held on April 14, 1997 to approve the change in Advisor of the Fund from Gabelli-O'Connor Fixed Income Mutual Funds Management Co. to Gabelli Fixed Income LLC. Presented in person or represented by proxy at the meeting were holders of 511,872,226 shares of the Fund, who represented a majority and consequently a quorum of the 563,225,486 outstanding shares. 506,780,937 shares voted for the change, 3,299,804 shares voted against the change, and 1,791,487 shares abstained. At the same meeting, there was approval of the election of the thirteen directors of the Fund. 510,412,686 shares voted for approval of each of the directors and 1,459,540 abstained. Shareholders also ratified the selection of Ernst & Young LLP as independent accountants for the Fund. 508,755,497 shares voted for ratification, 2,401,105 shares voted against ratification, and 705,622 abstained.

                                  Sincerely,
                                  /s/Ronald S. Eaker
                                  ------------------
                                  Ronald S. Eaker
                                  President and Chief Investment Officer


The Domestic Prime Money Market Portfolio, Tax-Exempt Money Market Portfolio, and U.S. Treasury Money Market Portfolio attempt to maintain a stable net asset value per share of $1.00. There can be no assurance that the Portfolios will be successful in this regard. Past performance is not indicative of future results. Investments in the Portfolios are not insured, nor guaranteed, by the U.S. Government.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO--STATEMENT OF NET ASSETS--OCTOBER 31, 1997
================================================================================

                                                                                     ANNUALIZED
       PRINCIPAL                                                         CREDIT     YIELD AT DATE      MATURITY
        AMOUNT                                                          RATINGS*     OF PURCHASE         DATE         VALUE
       --------                                                          -------    -------------      --------       -----

                    COMMERCIAL PAPER - 33.8%
       $13,500,000  Alamo Funding L.P. .............................      A1+/P1        5.60%          11/03/97   $13,495,800
        13,500,000  National Fleet Funding Corp. ...................       A1/P1        5.60%          11/03/97    13,495,800
         5,000,000  Ford Motor Credit ..............................      A1+/P1        5.60%          11/05/97     4,996,889
         4,063,000  B.I. Funding, Inc. .............................       A1/P1        5.55%          11/06/97     4,059,868
        13,000,000  First Credit Corp. .............................       A1/P1        5.52%          11/10/97    12,982,060
        10,000,000  First Brands Commercial, Inc. ..................       A1/P1        5.55%          11/12/97     9,983,042
        13,800,000  Island Finance Puerto Rico, Inc. ...............       A1/P1        5.51%          11/17/97    13,766,205
        10,000,000  Bell Atlantic Financial Services, Inc. .........       A1/P1        5.52%          12/03/97     9,950,933
         5,000,000  Avnet, Inc. ....................................       A1/P1        5.53%          12/05/97     4,973,886
         7,000,000  B.I. Funding, Inc. .............................       A1/NR        5.55%          12/10/97     6,957,913
                                                                                                                   ----------
                    TOTAL COMMERICAL PAPER .........................                                               94,662,396
                                                                                                                   ----------

                    U.S. TREASURY OBLIGATIONS - 3.5%
        10,000,000  U.S. Treasury Bill .............................                    5.24%          01/22/98     9,884,889
                                                                                                                   ----------

                                                                                    INTEREST RATE
                                                                                    -------------
                    ADJUSTABLE RATE SECURITIES - 5.0%
         4,900,000  New Jersey Economic Development
                      Authority (10/01/21)+.........................       NR/NR        5.66%          11/01/97     4,900,000
         9,300,000  Health Insurance Plan of Greater New York,
                      Series B (LOC - Morgan Guaranty Trust),
                      (07/01/16)+...................................      A1+/NR        5.53%          11/05/97     9,300,000
                                                                                                                   ----------
                    TOTAL ADJUSTABLE RATE SECURITIES                                                               14,200,000
                                                                                                                   ----------
                    LOAN PARTICIPATIONS - 4.8%
        13,500,000  Pacific Financial Asset Management .............       NR/NR        5.63%          11/06/97    13,500,000
                                                                                                                   ----------
                    U.S. GOVERNMENT AGENCIES - 30.1%
        10,000,000  Federal Farm Credit Bank .......................                    5.50%          11/03/97    10,000,000
        10,000,000  Federal Farm Credit Bank .......................                    5.51%          12/01/97    10,000,000
        14,790,000  Federal Farm Credit Bank .......................                    5.62%          12/01/97    14,789,042
        15,000,000  Federal Farm Credit Bank .......................                    5.50%          01/02/98    15,000,000
        14,000,000  Federal Farm Credit Bank .......................                    5.65%          02/02/98    14,000,000
         5,000,000  Student Loan Marketing Association .............                    7.00%          03/03/98     5,021,020
        15,000,000  Federal National Mortgage Association ..........                    6.81%          03/17/98    15,570,017
                                                                                                                   ----------
                    TOTAL U.S. GOVERNMENT AGENCIES                                                                 84,380,079
                                                                                                                   ----------
                    REPURCHASE AGREEMENTS - 31.1% 47,163,183 Bear
                    Stearns & Co., Inc., dated 10/31/97,
                      proceeds at maturity $47,185,389 (b) .........                    5.65%         11/03/97     47,163,183
        40,000,000  Citibank, dated 10/31/97,
                      proceeds at maturity $40,018,833 (c) .........                    5.65%         11/03/97     40,000,000
                                                                                                                   ----------
                    TOTAL REPURCHASE AGREEMENTS                                                                    87,163,183
                                                                                                                   ----------

                       See Notes to Financial Statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO--STATEMENT OF NET ASSETS--OCTOBER 31, 1997 (CONTINUED)
================================================================================

TOTAL INVESTMENTS (COST $303,790,547) (a) ......................................           108.3%                $303,790,547
PAYABLE TO MANAGER .............................................................            (0.0%)                    (74,376)
PAYABLE TO ADMINISTRATOR .......................................................            (0.0%)                    (23,683)
PAYABLE FOR SECURITIES PURCHASED ...............................................            (8.5%)                (23,884,889)
DIVIDENDS PAYABLE ..............................................................            (0.1%)                   (434,867)
OTHER ASSETS AND LIABILITIES (NET) .............................................             0.3%                     966,084
                                                                                           -----                -------------
NET ASSETS (APPLICABLE TO 280,374,218 SHARES OF BENEFICIAL INTEREST
  ISSUED AND OUTSTANDING, $0.001 PAR VALUE, TWO BILLION SHARES AUTHORIZED) .....           100.0%                $280,338,816
                                                                                           =====                =============
COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................                                 $280,293,069
Undistributed net investment income ............................................                                       13,572
Accumulated realized gain on investments .......................................                                       32,175
                                                                                                                -------------
NET ASSETS .....................................................................                                 $280,338,816
                                                                                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .......................                                        $1.00
                                                                                                                        =====

----------------------------------------------
 +   Variable rate security. Maturity date reflects the next rate change date.
(a)  Aggregate cost for Federal tax purposes.
(b)  Collateralized by $167,185,000 U.S. Treasury STRIPS, 05/15/98 - 02/15/23,
     market value--$48,108,329.
(c) Collateralized by $40,005,000 U.S. Treasury Notes, 5.625%, 11/30/00, market value--$40,862,366.
LOC - Letter of Credit.
  * Credit ratings issued by Standard and Poor's Corporation & Moody's Investors Service Inc. (unaudited). Standard & Poor's credit rating of A1 and Moody's credit rating of P1 reflect instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Investment Advisor, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolios.

                       See Notes to Financial Statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO--STATEMENT OF NET ASSETS--OCTOBER 31, 1997
================================================================================


       PRINCIPAL                                                             CREDIT         INTEREST      MATURITY
        AMOUNT                                                              RATINGS*          RATE          DATE         VALUE
       --------                                                             --------       -----------     -------       -----
                    SHORT-TERM MUNICIPAL
                      OBLIGATIONS - 98.7%
                    ALABAMA - 0.8%
        $1,500,000  Huntsville Industrial Development Board,
                      Avco Corporation Project, Series 1982
                      (LOC - Bankers Trust) (11/01/99)+.................      Aa2/NR          4.15%        11/05/97     $1,500,000
                                                                                                                        ----------
                    ALASKA - 0.3%
           500,000  Anchorage Alaska Tax Anticipation Notes ............     MIG1/SP1+        4.00%        12/17/97        500,160
                                                                                                                        ----------
                    ARIZONA - 2.3%
           500,000  Arizona Health Facility, Pooled Loan Program,
                      Series 1985 (FGIC Insured)
                      (SPA - Chemical Bank) (10/01/15)+.................      VMIG/A1         3.65%        11/05/97        500,000
         2,000,000  Maricopa County Pollution Control ..................      NR/A1+          3.80%        01/26/98      2,000,000
         2,000,000  Pima County Industrial Development
                      Authority, Tucson Electric Power Company
                      Project, Series 1982 A (LOC - Bank of
                      America NT & SA) (07/10/22)+......................      VMIG/A1         3.70%        11/05/97      2,000,000
                                                                                                                        ----------
                    TOTAL ARIZONA .................................................................................      4,500,000
                                                                                                                        ----------
                    COLORADO - 4.3%
         1,175,000  Colorado Health Facilities Authority, Boulder
                      Community Hospital Project, Series C
                      (MBIA Insured) (SPA - Rabobank Nederland)
                      (10/01/14)+.......................................     VMIG1/A1+        3.60%        11/05/97      1,175,000

         4,200,000  COLORADO STUDENT OBLIGATION BOARD AUTHORITY,
                      SERIES A (03/01/24)+..............................     VMIG1/AAA        3.70%        11/05/97      4,200,000
         3,000,000  Colorado Student Obligation Board Authority,
                      Student Loan Revenue Adj., Series D
                      (LOC - SLMA) (07/01/27)+..........................     VMIG1/A1+        3.70%        11/06/97      3,000,000
                                                                                                                        ----------
                    TOTAL COLORADO ................................................................................      8,375,000
                                                                                                                        ----------
                    CONNECTICUT - 1.6%
         3,000,000  Connecticut State Special Assessment
                      Unemployment Compensation,
                      Series 1993-C (FGIC Insured)
                      (11/15/01)+ (b) ..................................   VMIG1/A1+/F1+      3.90%        07/01/98      3,000,000
                                                                                                                        ----------
                    FLORIDA - 2.5%
         4,900,000  Dade County Health Facilities Authority,
                      Miami Children's Hospital Project,
                      Series 1990 (LOC - Barnett Bank of
                      South Florida) (09/01/20)+........................     VMIG1/NR         4.10%        11/03/97      4,900,000
                                                                                                                        ----------
                    GEORGIA - 5.4%
         3,000,000  Burke County Development Authority,
                      Ogelthorpe Power Corporation,
                      Series A (AMBAC Insured) .........................      Aaa/AAA         3.60%        12/01/97      3,000,000
         4,840,000  Burke County Development Authority,
                      Ogelthorpe Power Corporation, Series A
                      (FGIC Insured) (SPA - Canadian Imperial
                      Bank) (01/01/16)+ (b) ............................   VMIG1/A1+/F1+      3.60%        11/05/97      4,840,000

                       See Notes to Financial Statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO--STATEMENT OF NET ASSETS--OCTOBER 31, 1997 (CONTINUED)
===============================================================================


       PRINCIPAL                                                            CREDIT          INTEREST     MATURITY
        AMOUNT                                                             RATINGS*           RATE         DATE          VALUE
       --------                                                             -------        -----------    -------        -----
                    GEORGIA (CONTINUED)
       $   900,000  Burke County Development Authority,
                      Georgia Power Company (07/01/24)+.................    VMIG1/A1          4.05%       11/03/97      $  900,000
         1,700,000  DeKalb Private Hospital Authority, Egleston
                      Children's Hospital, Series A
                      (LOC - Trust Co. Bank) (03/01/24)+................    VMIG1/A1+         3.65%       11/05/97       1,700,000
                                                                                                                        ----------
                    TOTAL GEORGIA .................................................................................     10,440,000
                                                                                                                        ----------
                    ILLINOIS - 7.5%
         2,600,000  Illinois Health Facilities Authority Revenue
                      Updates, Hospital Sisters Service,
                      Series E (MBIA Insured)
                      (SPA - Morgan Guaranty Trust)
                      (12/01/15)+  .....................................    VMIG1/AAA         3.65%       11/05/97       2,600,000
         9,000,000  Illinois Health Facilities, Loyola University
                      Health Systems, Series B (MBIA Insured)
                      (SPA - C.S. First Boston) (07/01/24)+.............    VMIG1/A1+         3.60%       11/05/97       9,000,000
         2,900,000  Illinois State Toll Highway Authority,
                      Series B (MBIA Insured)
                      (LOC - Societe Generale) (01/01/10)+..............    VMIG1/A1+         3.60%       11/05/97       2,900,000
                                                                                                                        ----------
                    TOTAL ILLINOIS ................................................................................     14,500,000
                                                                                                                        ----------
                    INDIANA - 4.8%
         4,000,000  Hospital Authority of Evansville,
                      St. Mary's Medical Center of Evansville,
                      Series 1983 ......................................    VMIG1/Aa          3.75%       11/05/97       4,000,000
         3,500,000  Hospital Authority of Hamilton County,
                      St. Vincent's Hospital Care Center, Inc.,
                      St. Vincent Carmel Hospital, Inc., Series
                      1983 .............................................    VMIG1/A1          3.75%       11/05/97       3,500,000
         1,700,000  Indianapolis Resource Recovery, Ogden
                      Martin Systems (LOC - Swiss Bank)
                      (12/01/16)+.......................................    VMIG1/A1+         4.10%       11/03/97       1,700,000
                                                                                                                        ----------
                    TOTAL INDIANA .................................................................................      9,200,000
                                                                                                                        ----------
                    KANSAS - 3.6%
         4,000,000  Burlington Pollution Control
                      (LOC - Toronto Dominion Bank) ....................     P1/A1+           3.60%       11/03/97       4,000,000
         3,000,000  Burlington Pollution Control, Kansas City
                      Power & Light Project, Series A
                      (LOC - Toronto Dominion Bank) ....................     P1/A1+           3.80%       01/20/98       3,000,000
                                                                                                                        ----------
                    TOTAL KANSAS ..................................................................................      7,000,000
                                                                                                                        ----------
                    KENTUCKY - 0.7%
         1,255,000  Kentucky Development Finance Authority
                      Pooled Loan Program, Series A
                      (FGIC Insured) (SPA - Landesbank Hessen)
                      (12/01/15)+.......................................    VMIG1/A1+         3.60%       11/05/97       1,255,000
                                                                                                                        ----------

                       See Notes to Financial Statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 1997 (CONTINUED)
================================================================================

       PRINCIPAL                                                            CREDIT       INTEREST      MATURITY
        AMOUNT                                                             RATINGS*        RATE          DATE             VALUE
       --------                                                            --------     -----------     -------           -----
                    LOUISIANA - 6.2%
        $4,100,000  Parish of East Baton Rouge, Louisiana
                      Pollution Control Exxon Corporation,
                      Series 1989 (11/01/97)+...........................     P1/A1+        3.95%        11/03/97       $ 4,100,000
         1,500,000  Louisiana Public Facilities Authority, Kenner
                      Hotel Ltd. (LOC - Deutsche Bank A.G.)
                      (12/01/15)+.......................................      P1/NR        4.00%        11/03/97         1,500,000
         1,700,000  Louisiana State Offshore Term Authority,
                      Deepwater Port Revenue ACES,
                      Loop Inc. 1st Stage (LOC - Union Bank
                      of Switzerland) (09/01/06)+.......................    VMIG1/NR       4.00%        11/03/97         1,700,000
         1,000,000  New Orleans Louisiana Home Mortgage
                      Authority (12/01/18)++............................    VMIG1/NR       3.92%        06/01/98         1,000,000
         3,700,000  Placquemines Port, Harbor & Terminal
                      District, Series D ...............................     P1/A1+        3.80%        02/02/98         3,700,000
                                                                                                                        ----------
                    TOTAL LOUISIANA ...............................................................................     12,000,000
                                                                                                                        ----------
                    MICHIGAN - 4.4%
         4,000,000  Michigan Higher Education Student Loan,
                      Series XII B (AMBAC Insured) (SPA -
                      Kredietbank N.V.) (10/01/13)+.....................    VMIG1/A1       3.70%        11/05/97         4,000,000
         3,000,000  Michigan State Hospital Finance Authority,
                      Docnhs-Providence Hospital,
                      Series 1994 (11/01/14)+...........................    VMIG1/A1+      3.65%        11/05/97         3,000,000
         1,500,000  Wayne Charter County Airport, Detroit
                      Metropolitan County Project, Series B
                      (LOC - Bayerische Landesbank)
                      (10/01/16)+.......................................     NR/A1+        3.65%        11/06/97         1,500,000
                                                                                                                        ----------
                    TOTAL MICHIGAN ................................................................................      8,500,000
                                                                                                                        ----------
                    MINNESOTA - 1.1%
         2,160,000  Rochester Health Care Facilities,
                      Mayo Medical Center, Series 1988-E
                      (SPA - C.S. First Boston) ........................     NR/A1+        3.70%        01/07/98         2,160,000
                                                                                                                        ----------
                    MISSOURI - 1.3%
         2,500,000  Missouri State Health & Educational
                      Facilities Authority, Christian Health
                      Service, Series A (LOC - Morgan
                      Guaranty Trust) (11/01/19)+.......................     NR/A1+        3.55%        11/05/97         2,500,000
                                                                                                                        ----------
                    NEW JERSEY - 0.5%
         1,000,000  New Jersey Economic Development
                      Authority, Thermal Energy Ltd.
                      Partnership (LOC - First National Bank
                      of Chicago) (12/01/09)++..........................    VMIG1/NR       3.60%        11/13/97         1,000,000
                                                                                                                        ----------
                    NEW YORK - 4.8%
         1,200,000  New York City Municipal Water
                      Finance Authority, Series 1992-C
                      (FGIC Insured) (SPA - FGIC)
                      (06/15/22)+.......................................    VMIG1/A1+      4.00%        11/03/97         1,200,000

                       See Notes to Financial Statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO--STATEMENT OF NET ASSETS--OCTOBER 31, 1997 (CONTINUED)
================================================================================

       PRINCIPAL                                                            CREDIT        INTEREST       MATURITY
        AMOUNT                                                             RATINGS*         RATE           DATE           VALUE
       --------                                                            --------      -----------      -------         -----
                    NEW YORK (CONTINUED)
        $1,100,000  New York City Municipal Water
                      Finance Authority, Series 1994-C
                      (FGIC Insured) (SPA - FGIC)
                      (06/15/23)+.......................................    VMIG1/A1+       4.00%         11/03/97      $1,100,000
           700,000  State of New York Dormitory Authority,
                      Beverwyck Inc. Project
                      (LOC- Banque Paribas) (07/01/25)+.................    VMIG1/A1+       3.75%         11/05/97         700,000
         1,300,000  New York City General Obligation Bonds,
                      Series A8 (LOC - Morgan Guaranty Trust)
                      (08/01/17)+.......................................    VMIG1/A1        4.00%         11/03/97       1,300,000
         4,000,000  The City of New York General Obligation
                      Bonds, Series B7 (AMBAC Insured) (SPA -
                      Rabobank Nederland) (08/18/18)+...................    VMIG1/A1+       4.00%         11/03/97       4,000,000
         1,000,000  Port Authority NY & NJ Cons-One Hundred
                      Third Series (MBIA Insured) ......................     Aaa/AAA        3.90%         12/15/97       1,000,226
                                                                                                                        ----------
                    TOTAL NEW YORK ................................................................................      9,300,226
                                                                                                                        ----------

                    NORTH CAROLINA - 0.5%
         1,000,000  Lenoir County Pollution Control Facilities,
                      Series 1983, Texasgulf Inc. Project
                      (LOC - Bank of Nova Scotia)
                      (12/01/03)+.......................................     Aa2/NR         3.78%         11/05/97       1,000,000
                                                                                                                        ----------
                    OHIO - 0.5%
           900,000  Ohio State Student Loan Funding
                      Corporation, Series A-2 (LOC - National
                      Westminster Bank PLC) (01/01/07)+.................    VMIG1/NR        3.70%         11/06/97         900,000
                                                                                                                        ----------
                    OREGON - 1.6%
         3,000,000  Oregon State Housing & Community
                      Services Department Single Family
                      Mortgage Project, Series K .......................    VMIG1/Aa        3.65%         12/11/97       3,000,000
                                                                                                                        ----------
                    PENNSYLVANIA - 8.1%
         1,220,000  Berks County IDA, Sixth & Penn Street
                      Project (LOC - Meridian Bank)
                      (11/23/03)+.......................................    VMIG1/NR        3.65%         11/05/97       1,220,000
        13,050,000  Delaware Valley Regional Financing
                      Authority (LOC - C.S. First Boston)(08/01/16)+....    VMIG1/NR        3.65%         11/05/97      13,050,000
         1,350,000  Pennsylvania Energy Development
                      Authority, Ebensburg Project (LOC -
                      Swiss Bank Corp.) (12/01/11)+.....................     Aa1/NR         3.70%         11/06/97       1,350,000
                                                                                                                        ----------
                    TOTAL PENNSYLVANIA ............................................................................     15,620,000
                                                                                                                        ----------
                    SOUTH CAROLINA - 2.3%
           965,000  Charleston County Certificates of Participation
                      (MBIA Insured) ...................................     Aaa/AAA        4.10%         12/01/97         965,264
           800,000  Charleston County, Massey Coal Terminal
                      Corporation (LOC - Morgan Guaranty
                      Trust) (01/01/07)+................................    VMIG1/P1        4.00%         11/03/97         800,000

                       See Notes to Financial Statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO--STATEMENT OF NET ASSETS--OCTOBER 31, 1997 (CONTINUED)
================================================================================

       PRINCIPAL                                                           CREDIT         INTEREST       MATURITY
        AMOUNT                                                            RATINGS*          RATE           DATE          VALUE
       --------                                                            -------       -----------      -------        -----
                    SOUTH CAROLINA (CONTINUED)
      $  2,600,000  South Carolina Educational Facilities Authority,
                      Furman University Project Series B
                      (MBIA  Insured) (SPA - Wachovia Bank of
                      South Carolina) (10/01/26)+.......................   VMIG1/AAA        3.55%         11/05/97      $2,600,000
                                                                                                                        ----------
                    TOTAL SOUTH CAROLINA ..........................................................................      4,365,264
                                                                                                                        ----------
                    SOUTH DAKOTA - 2.6%
         5,000,000  South Dakota Education Loans, Series A
                      (GTY AGMT - Westdeutsche Landesbank)
                      (08/01/02)++......................................     NR/NR          3.95%         02/04/98       5,000,000
                                                                                                                        ----------
                    TENNESSEE - 1.7%
           700,000  Clarksville Public Building Authority,
                      Pooled Financing, Series 1990 (MBIA
                      Insured) (SPA - C.S. First Boston)
                      (07/01/13)+.......................................   VMIG1/A1+        3.60%         11/05/97         700,000
         1,500,000  Metropolitan Nashville Airport Authority,
                      American Airlines Project, Series A
                      (LOC - C.S. First Boston) (10/01/12)+.............    NR/A1+          4.05%         11/03/97       1,500,000
         1,000,000  Tennessee Housing Development
                      Homeownership Program Issue 1
                      (01/01/28)++......................................   VMIG1/A1+        3.75%         02/19/98       1,000,000
                                                                                                                        ----------
                    TOTAL TENNESSEE ...............................................................................      3,200,000
                                                                                                                        ----------
                    TEXAS - 16.2%
         2,750,000  Harris County Texas Housing Financial
                      Corporation, Idlewood Park Development,
                      Series A (Loc - New England Mutual Life)
                      (06/01/05)+.......................................    NR/A1+          3.80%         11/05/97       2,750,000
         3,500,000  Harris County Health Facilities Development
                      Corporation, St. Lukes Episcopal Hospital,
                      Series A (SPA - Morgan Guaranty Trust,
                      Toronto Dominion Bank, and NationsBank
                      of Texas) (02/15/27)+.............................   VMIG1/A1+        4.05%         11/03/97       3,500,000
         2,000,000  Houston Texas Water and Sewer
                      Revenue Notes ....................................     NR/NR          3.70%         01/15/98       2,000,000
         2,500,000  North Texas Higher Education Authority Inc.
                      (LOC - SLMA) (03/01/05)+..........................    Aaa/A1+         3.70%         11/06/97       2,500,000
         2,200,000  North Texas Higher Education Authority Inc.,
                      Series A (LOC-SLMA) (04/01/20)+...................   VMIG1/AAA        3.70%         11/05/97       2,200,000
         4,300,000  Panhandle Plains Higher Education
                      Authority Inc., Series A (LOC - SLMA)
                      (06/01/25)+.......................................   VMIG1/NR         3.70%         11/06/97       4,300,000
         7,700,000  Panhandle Plains Higher Education
                      Authority, Inc., Series A (LOC - SLMA)
                      (06/01/21)+.......................................   VMIG1/NR         3.70%         11/06/97       7,700,000
         6,300,000  Texas State Tax & Revenue Anticipation
                      Notes, Series A ..................................   MIG1/SP1+        4.75%         08/31/98       6,346,566
                                                                                                                        ----------
                    TOTAL TEXAS ...................................................................................     31,296,566
                                                                                                                        ----------
                    UTAH - 0.5%
           900,000  Utah State Board of Regents, Series C
                      (AMBAC Insured) (11/01/13)+.......................   VMIG1/A1         3.70%         11/06/97         900,000
                                                                                                                        ----------

                       See Notes to Financial Statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO--STATEMENT OF NET ASSETS--OCTOBER 31, 1997 (CONTINUED)
================================================================================

       PRINCIPAL                                                           CREDIT        INTEREST        MATURITY
        AMOUNT                                                            RATINGS*         RATE            DATE          VALUE
       --------                                                           --------      -----------       -------        -----
                    VIRGINIA - 2.2%
        $4,200,000  Alexandria Industrial Development
                      Authority (LOC - Westdeutsche
                      Landesbank) (12/01/16)+...........................   VMIG1/A1+       4.10%          11/03/97    $  4,200,000
                                                                                                                      ------------
                    WISCONSIN - 5.5%
         5,000,000  Wisconsin Health and Education Facilities,
                      Daughters of Charity Health (11/02/22)+...........   VMIG1/A1+       3.75%          11/05/97       5,000,000
         5,700,000  Wisconsin Health Facilities Authority,
                      St. Mary's Hospital (11/01/16)+...................   VMIG1/A+        3.75%          11/05/97       5,700,000
                                                                                                                      ------------
                    TOTAL WISCONSIN ...............................................................................     10,700.000
                                                                                                                      ------------
                    WYOMING - 4.9%
         2,600,000  Lincoln County, Exxon Corporation Project,
                      Series 1987-C (11/01/14)+.........................    P1/A1+         3.95%          11/03/97       2,600,000
         1,000,000  Lincoln County, Exxon Corporation Project,
                      Series 1987-B (07/01/17)+.........................    P1/A1+         4.10%          11/03/97       1,000,000
         5,100,000  Lincoln County, Pacificorp Project
                      (LOC - Union Bank of Switzerland) ................    P1/A1+         3.70%          11/06/97       5,100,000
           800,000  Platte County, Tri-State Generator &
                      Transmission Project, Series 1984-B
                      (LOC - Societe Generale) (07/01/14)+..............     P1/NR         3.95%          11/03/97         800,000
                                                                                                                      ------------
                    TOTAL WYOMING .................................................................................      9,500,000
                                                                                                                      ------------
                    TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS ........................................................    190,312,216
                                                                                                                      ------------

TOTAL INVESTMENTS (COST $190,312,216) (a) ........................................................    98.7%            190,312,216
PAYABLE TO MANAGER ...............................................................................    (0.0%)               (49,652)
PAYABLE TO ADMINISTRATOR .........................................................................    (0.0%)               (15,810)
DIVIDENDS PAYABLE ................................................................................    (0.1%)              (173,146)
OTHER ASSETS AND LIABILITIES (NET) ...............................................................     1.4%              2,760,826
                                                                                                     -----           -------------
NET ASSETS (APPLICABLE TO 192,885,707 SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING,
  $0.001 PAR VALUE, TWO BILLION SHARES AUTHORIZED) ...............................................   100.0%          $ 192,834,434
                                                                                                     =====           =============
COMPOSITION OF NET ASSETS
Paid-in-capital ..................................................................................                   $ 192,845,011
Undistributed net investment income ..............................................................                           3,430
Accumulated realized gain on investments .........................................................                         (14,007)
                                                                                                                     -------------
NET ASSETS .......................................................................................                   $  19,834,434
                                                                                                                     =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........................................                           $1.00
                                                                                                                             =====

----------------------------------------------
 +   Variable rate security. Maturity date reflects the next rate change date.
++   Put bond. Maturity date reflects the next put date.
(a)  Aggregate cost for Federal tax purposes.
(b) Credit ratings of F1 by Fitch Investors Service, Inc. are deemed to be of the highest quality (unaudited).
ACES - Adjustable  Convertible  Extendable  Securities,  AMBAC - AMBAC Indemnity
     Corporation, FGIC - Financial Guaranty Insurance Company, GTY AGMT - Guarantee Agreement, LOC - Letter of Credit, MBIA - Municipal Bond Insurance Association, SLMA - Student Loan Marketing Association, SPA - Standby Purchase Agreement.
  * Credit ratings issued by Standard & Poor's Corporation and Moody's Investors Service Inc. (unaudited). Standard & Poor's credit ratings of A1, SP1 and AAA and Moody's credit ratings of P1, VMIG1 and Aaa reflect instruments of highest quality. S & P credit ratings of AA and Moody's credit ratings of Aa reflect instruments judged to be of high quality by all standards. Credit ratings of NR indicate that the security is not rated. In the opinion of the Investment Advisor, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolios

                       See Notes to Financial Statements.

THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO--STATEMENT OF NET ASSETS--OCTOBER 31, 1997
================================================================================


                                                                     ANNUALIZED
   PRINCIPAL                                                        YIELD AT DATE           MATURITY
     AMOUNT                                                          OF PURCHASE              DATE                 VALUE
   ---------                                                        -------------           --------               -----
                U.S. TREASURY OBLIGATIONS -- 61.7%
                U.S. TREASURY BILLS -- 40.5%
   $35,000,000  U.S. Treasury Bills ...........................     5.04 to 5.15%       01/22/98-01/29/98        $34,578,489
                                                                                                                 -----------
                                                                    INTEREST RATE
                                                                    -------------
                U.S. TREASURY NOTES -- 21.2%
    18,000,000  U.S. Treasury Notes ...........................        6.125%                3/31/98              18,054,332
                                                                                                                 -----------
                TOTAL U.S. TREASURY OBLIGATIONS                                                                   52,632,821
                                                                                                                 -----------

                REPURCHASE AGREEMENTS -- 38.4%
    16,001,924  Bear Stearns & Co., Inc. dated 10/31/97,
                  proceeds at maturity $16,009,458 (b) ........        5.65%                11/03/97              16,001,924
    16,700,000  Citibank, dated 10/31/97, proceeds at
                 maturity $16,707,863 (c) .....................        5.65%                11/03/97              16,700,000
                                                                                                                 -----------
                TOTAL U.S. TREASURY AGREEMENTS                                                                    32,701,924
                                                                                                                 -----------

TOTAL INVESTMENTS (COST $85,334,745)(a) ....................................................      100.1%          85,334,745
PAYABLE TO MANAGER .........................................................................       (0.0%)            (21,963)
PAYABLE TO ADMINISTRATOR ...................................................................       (0.0%)             (6,995)
DIVIDENDS PAYABLE ..........................................................................       (0.1%)            (83,666)
OTHER ASSETS AND LIABILITIES (NET) .........................................................       (0.0%)            (17,652)
                                                                                                  -----         ------------
NET ASSETS(APPLICABLE TO 85,204,469 SHARES OF BENEFICIAL INTEREST
  ISSUED AND OUTSTANDING, $0.001 PAR VALUE, TWO BILLION SHARES AUTHORIZED) .................      100.0%         $85,204,469
                                                                                                  =====         ============
COMPOSITION OF NET ASSETS
Paid-in-capital ............................................................................                     $85,204,469
Undistributed net investment income ........................................................                              --
Accumulated realized gain on investments ...................................................                              --
                                                                                                                ------------
NET ASSETS .................................................................................                     $85,204,469
                                                                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...................................                           $1.00
                                                                                                                       =====
----------------------------------------------
(a)  Aggregate cost for Federal tax purposes.
(b)  Collateralized by $49,180,000 U.S. Treasury Securities, 0.00%-9.375%, 11/06/97-08/15/26, market value--$16,323,399.
(c)  Collateralized by $16,420,000 U.S. Treasury Notes, 6.875%, 7/31/99, market value--$17,042,112.


                       See Notes to Financial Statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- YEAR ENDED OCTOBER 31, 1997
===============================================================================

                                                                  DOMESTIC PRIME            TAX-EXEMPT            U.S. TREASURY
                                                                   MONEY MARKET            MONEY MARKET           MONEY MARKET
                                                                     PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                                   -------------           ------------           ------------
INVESTMENT INCOME:
 Interest Income ..............................................     $15,189,151             $6,483,482             $5,541,497
                                                                    -----------             ----------             ----------

EXPENSES:
 Management fees ..............................................         827,784                541,424                311,763
 Administration fees ..........................................         265,635                173,105                101,926
 Transfer agent fees ..........................................         110,978                 49,479                 29,603
 Accounting fees ..............................................          25,658                 36,331                 25,169
 Audit fees ...................................................          22,833                 22,833                 22,833
 Directors' fees ..............................................          16,094                 15,849                 15,584
 Other ........................................................         160,716                125,687                127,345
                                                                    -----------             ----------             ----------
  Total expenses before reductions by third parties ...........       1,429,698                964,708                634,223
  Expense reductions by third parties                                        --                (31,153)               (13,722)
                                                                    -----------             ----------             ----------
  Total Expenses - Net ........................................       1,429,698                933,555                620,501
                                                                    -----------             ----------             ----------

NET INVESTMENT INCOME .........................................      13,759,453              5,549,927              4,920,996
NET REALIZED GAIN ON INVESTMENTS ..............................          77,010                     --                 70,988
                                                                    -----------             ----------             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........     $13,836,463             $5,549,927             $4,991,984
                                                                    ===========             ==========             ==========


                       See Notes to Financial Statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO--STATEMENT OF CHANGES IN NET ASSETS
===============================================================================

                                                                                Year Ended               Year Ended
                                                                                 10/31/97                 10/31/96
                                                                             ----------------          --------------
Net investment income ..................................................      $ 13,759,453              $ 10,803,526
Net realized gain on investments .......................................            77,010                   390,740
                                                                              ------------              ------------
Net increase in net assets resulting from operations ...................        13,836,463                11,194,266
Distributions to shareholders from:
   Net investment income ...............................................       (13,759,453)              (10,803,526)
   Net realized gain on investments ....................................          (224,251)(a)               (55,898)
Share transactions ($1.00 per share):
   Shares sold .........................................................       958,464,195               834,654,747
   Shares issued upon reinvestment of dividends and distributions ......        13,704,346                10,497,986
   Shares redeemed .....................................................      (928,494,124)             (777,973,428)
                                                                              ------------              ------------
Net decrease in net assets .............................................        43,527,176                67,514,147
NET ASSETS
Beginning of year ......................................................       236,811,640               169,297,493
                                                                              ------------              ------------
End of year (including undistributed net investment income
of $13,572 and ($11,680), respectively) ................................      $280,338,816              $236,811,640
                                                                              ============              ============
----------------------------------------------
(a)  $179,416 of the capital gains distributed pertain to prior year realized capital gains as dictated by IRS code section 855.



FINANCIAL HIGHLIGHTS
================================================================================

Per share amounts for a Portfolio share outstanding throughout each year ended October 31,

                                                                  1997         1996         1995            1994            1993
                                                                  ----         ----         ----            ----            -----
OPERATING PERFORMANCE:
Net asset value, beginning of year ...........................  $  1.00      $  1.00      $  1.00         $  1.00         $  1.00
                                                                -------      -------      -------         -------         -------

Net Investment Income (b) ....................................    0.050        0.049        0.054           0.035           0.028
Net gain on investments ......................................    0.000           --       (0.002)             --              --
                                                                -------      -------      -------         -------         -------
Total from investment operations .............................    0.050        0.049        0.052           0.035           0.028
                                                                -------      -------      -------         -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .....................................   (0.049)      (0.049)      (0.054)         (0.035)         (0.028)
   Net realized gains (c) ....................................   (0.001)          --           --              --              --
                                                                -------      -------      -------         -------         -------
   Total distributions .......................................   (0.050)      (0.049)      (0.054)         (0.035)         (0.028)
                                                                -------      -------      -------         -------         -------
Contributions from affiliate (d) .............................       --           --        0.002              --              --
                                                                -------      -------      -------         -------         -------
Net asset value, end of year .................................  $  1.00      $  1.00      $  1.00         $  1.00         $  1.00
                                                                =======      =======      =======         =======         =======
Total return+.................................................    5.19%        5.12%        5.50%           3.56%           2.90%
                                                                =======      =======      =======         =======         =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ........................... $280,339     $236,812     $169,297        $143,744        $145,021
Ratio of net investment income to average net assets .........    4.99%        4.93%        5.33%           3.49%           2.82%
Ratio of operating expenses to average net assets (e) ........    0.52%        0.52%        0.50%           0.53%           0.62%
Ratio of interest expense to average net assets ..............       --        0.01%        0.02%           0.13%              --
----------------------------------------------
+   Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(b) Net investment  income before fees waived by the administrator for the years ended  October  31,  1996,  1995 and 1994 was  $0.048,  $0.053  and  $0.034,
    respectively.
(c) $0.001 of the capital gain  distributions in the year ended October 31, 1997 pertained  to prior year  realized  capital  gains as  dictated  by IRS code section 855.
(d) During the year ended  October 31, 1995,  the Portfolio  realized  losses on the sale of certain  securities.  Pursuant to an undertaking,  losses in the amount of $262,913 were reimbursed to the Portfolio by the former Adviser.
(e) Operating  expense  ratios  before  custodian  fee credits on cash  balances maintained with the custodian and fees waived by the  administrator  for the years ended  October  31, 1996 and 1995 were 0.54% and 0.53%,  respectively.
    The operating  expense ratio before fees waived by the administrator for the year ended October 31, 1994 was 0.53%.

                       See Notes to Financial Statements.

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                Year Ended           Year Ended
                                                                                 10/31/97             10/31/96
                                                                               ------------         -------------
Net investment income .....................................................    $  5,549,927         $   4,550,893
Net realized gain on investments ..........................................              --                11,161
                                                                               ------------         -------------
Net increase in net assets resulting from operations ......................       5,549,927             4,562,054
Distributions to shareholders from:
   Net investment income ..................................................      (5,549,927)           (4,550,893)
Share transactions ($1.00 per share):
   Shares sold ............................................................     545,916,653           457,529,068
   Shares issued upon reinvestment of dividends and distributions .........       5,441,069             4,428,441
   Shares redeemed ........................................................    (517,030,222)         (444,287,325)
                                                                               ------------         -------------
Net increase in net assets ................................................      34,327,500            17,681,345

NET ASSETS
Beginning of year .........................................................     158,506,934           140,825,589
                                                                               ------------         -------------
End of year (including undistributed net investment income
of $3,430 for both years) .................................................    $192,834,434         $ 158,506,934
                                                                               ============         =============

FINANCIAL HIGHLIGHTS
===============================================================================
Per share amounts for a Portfolio share outstanding throughout each year ended October 31,

                                                              1997            1996            1995            1994            1993
                                                             ------          ------          ------          ------          ------
OPERATING PERFORMANCE:
Net asset value, beginning of year ....................     $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                            -------         -------         -------         -------         -------
Net investment income (a) .............................       0.031           0.030           0.034           0.022           0.021
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................      (0.031)         (0.030)         (0.034)         (0.022)         (0.021)
Net asset value, end of year ..........................     $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
                                                            =======         =======         =======         =======         =======
Total return+..........................................       3.12%           3.04%           3.42%           2.21%           2.16%
                                                            =======         =======         =======         =======         =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ....................    $192,834        $158,507        $140,826        $133,951        $117,751
Ratio of net investment income to average net assets ..       3.07%           3.00%           3.35%           2.18%           2.15%
Ratio of operating expenses to average net assets (b) .       0.52%           0.52%           0.50%           0.53%           0.57%
----------------------------------------------

 +  Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment  at the beginning of the period and sold at the end of the period including reinvestment of dividends.

(a) Net investment income before fees waived by the administrator for the years ended October 31, 1995 and 1994 was $0.033, and $0.021, respectively.

(b) Operating expense ratios before custodian fee credits on cash balances maintained with the custodian for the years ended October 31, 1997 and 1996 were 0.53% and 0.54, respectively. The operating expense ratio before custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1995 was 0.53%. The operating expense ratio before fees waived by the administrator for the year ended October 31, 1994 was 0.54%.



                       See Notes to Financial Statements.

THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO -- STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                            Year Ended             Year Ended
                                                                             10/31/97               10/31/96
                                                                            -----------            ------------
Net investment income .................................................    $  4,920,996            $  4,134,213
Net realized gain on investments ......................................          70,988                  30,689
                                                                           ------------            ------------
Net increase in net assets resulting from operations ..................       4,991,984               4,164,902
Distributions to shareholders from:
   Net investment income ..............................................      (4,920,996)            (4,134,213)
   Net realized gain on investments                                             (70,988)               (30,689)
Share transactions ($1.00 per share):
   Shares sold ........................................................     410,743,301             480,104,084
   Shares issued upon reinvestment of dividends and distributions .....       4,767,017               3,922,581
   Shares redeemed ....................................................    (421,067,311)           (488,099,503)
                                                                           ------------            ------------
Net decrease in net assets ............................................      (5,556,993)             (4,072,838)

NET ASSETS
Beginning of year .....................................................      90,761,462              94,834,300
                                                                           ------------            ------------
End of year ...........................................................    $ 85,204,469            $ 90,761,462
                                                                           ============            ============

FINANCIAL HIGHLIGHTS
================================================================================
Per share amounts for a Portfolio share outstanding throughout each year ended October 31,

                                                                       1997         1996         1995        1994          1993
                                                                      ------       ------       ------      ------        ------
OPERATING PERFORMANCE:
Net asset value, beginning of year ..............................     $ 1.00       $ 1.00       $ 1.00      $ 1.00        $ 1.00
                                                                      ------       ------       ------      ------        ------
Net investment income ...........................................      0.047        0.047        0.051       0.033         0.026
Net gain investments ............................................      0.001           --           --          --            --
                                                                      ------       ------       ------      ------        ------
Total from investment operations ................................      0.048        0.047        0.051       0.033         0.026
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ........................................     (0.047)      (0.047)      (0.051)     (0.033)       (0.026)
   Net realized gains ...........................................     (0.001)          --           --          --            --
   Total distributions ..........................................     (0.048)      (0.047)      (0.051)     (0.033)       (0.026)
                                                                      ------       ------       ------      ------        ------
Net asset value, end of year ....................................     $ 1.00       $ 1.00       $ 1.00      $ 1.00        $ 1.00
                                                                      ======       ======       ======      ======        ======
Total return+ ....................................................     4.91%        4.83%        5.27%       3.31%         2.60%
                                                                      ======       ======       ======      ======        ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ..............................    $85,204      $90,761      $94,834    $138,205      $224,071
Ratio of net investment income to average net assets ............      4.74%        4.70%        5.10%       3.07%         2.55%
Ratio of operating expenses to average net assets (a) ...........      0.60%        0.60%        0.54%       0.49%         0.47%
----------------------------------------------
 +   Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  Operating expense ratios before custodian fee credits on securities lending income for the year ended  October  31, 1997 was 0.61%.  Operating  expense ratios before  custodian fee credits on cash balances  maintained  with the custodian  for the years  ended  October  31,  1996 and 1995 were 0.63% and
     0.56%, respectively.


                       See Notes to Financial Statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES. The Treasurer's Fund, Inc. (the "Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, (the "Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (collectively, the "Portfolios"). The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio still remain inactive.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

SECURITY VALUATION. The Portfolios value all portfolio securities by the amortized cost method which approximates market value in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is issued.

REPURCHASE AGREEMENTS. Each Portfolio may engage in repurchase agreements, with respect to any security in which that Portfolio is authorized to invest, with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. The Portfolios will always receive securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and the Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

REVERSE REPURCHASE AGREEMENTS. The Portfolios are permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. The Portfolios may enter into reverse repurchase agreements only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York and whose creditworthiness has been reviewed and found satisfactory by the fund's Board of Directors. When engaging in reverse repurchase transactions, the Portfolios will maintain, in a segregated account with its Custodian, securities equal in value to those subject to the agreement.

SECURITIES LENDING. The Fund may lend its securities to broker-dealers and other institutional investors. The Fund's policy is to receive collateral on each loan equal to, or greater than the market value of the securities on loan plus accrued interest. The Fund may bear the risk of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

fail financially. The Fund receives compensation for lending its securities in the form of fees or through the reinvestment of any cash received as collateral. The Fund also continues to receive interest on the securities loaned, and any gain loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. At October 31, 1997, there were no securities on loan. However, there were securities on loan during the year for the U.S. Treasury Money Market Portfolio and the income earned from the securities lending totaled $13,722. The securities lending income was used to reduce the custodian fees charged to the Fund.

DIVIDENDS AND DISTRIBUTIONS. Net investment income, including short-term capital gains, is declared as dividends daily and paid monthly; however, if an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Dividends are payable to shareholders of record at the time of declaration.

The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

At October 31, 1997, the following reclassifications have been made to increase such accounts with offsetting adjustments made to paid-in-capital.

                                                               Accumulated
                                   Undistributed Net      Realized Gain (Loss)
                                   Investment Income         On Investments
                                   -----------------      --------------------
Domestic Prime Money Market Fund        $25,252                  $55,897
Tax Exempt Money Market Fund              --                      40,695

PROVISION FOR INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its "investment company taxable income," as defined in the Code, and net capital gains, if any, to its shareholders. Therefore, no Federal income tax provision is required. The Fund intends to treat each Portfolio as a separate entity taxable as a corporation for Federal income tax purposes and to have each Portfolio qualify and elect to be taxes as a "regulated investment company" under Subchapter M of the Internal Revenue Code.

At October 31, 1997, the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $14,007 with $2,775, $1,391, $2,039 and $7,802 expiring in 2003, 2002, 2001 and 1998, respectively. At
October 31, 1997, $39,134 of capital loss carryforwards expired.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended October 31, 1997, custodian fees were increased by $31,153. There was no effect on net investment income. The Portfolio could have invested such cash amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with its custodian.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

2. AGREEMENTS WITH AFFILIATED PARTIES. The Fund retained Gabelli-O'Connor Fixed income Mutual Funds Management Co. ("Gabelli-O'Connor") to act as Investment
Advisor. Effective April 14, 1997, Gabelli Fixed Income LLC, a newly created Maryland limited liability company and a subsidiary of Gabelli Funds, Inc. became the successor Investment Advisor to Gabelli-O'Connor. The Investment Advisor supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Subject to the supervision of the Fund's Board of Directors, the Advisor makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. The Advisor also provides supervisory personnel who are responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculations, reports to and filings with regulatory authorities and services relating to such functions.

As compensation for its services, the Portfolios pay the Investment Advisor a fee, computed and accrued daily and payable monthly, equal to 0.30% per annum of each Portfolio's average daily net assets.

For the year ended October 31, 1997, the Investment Advisors were entitled to fees of $827,784, $541,424 and $311,763 from the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively.

The Advisor has agreed to reimburse a Portfolio for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed in any state in which the Portfolio's shares are qualified for sale. No such reimbursement was required during the year ended October 31, 1997, for any of the Portfolios.

Effective April 14, 1997, Gabelli Funds, Inc. assumed responsibility as Administrator pursuant to an Administrative Services Agreement with each of the Portfolios, whereby Gabelli provides management and administrative services necessary for the Fund, other than those provided by the Investment Advisor, subject to the supervision of the Fund's Board of Directors.

As compensation for its services, the Portfolios pay the Administrator a fee, computed and accrued daily and payable monthly, in accordance with the following schedule: i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

For the period from April 14, 1997 through October 31, 1997, the Administrator was entitled to fees of $150,417, $97,370 and $52,908 from the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. Gabelli Fixed Income Distributors, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund. Gabelli Fixed Income Distributors, Inc. became the successor Distributor to GOC Fund Distributors, Inc. effective December 14, 1997.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
================================================================================

SHAREHOLDERS AND BOARD OF DIRECTORS
THE TREASURER'S FUND, INC.

    We have audited the accompanying statements of net assets of The Treasurer's Fund, Inc. (comprising the Domestic Prime Money Market, Tax Exempt Money Market, and U.S. Treasury Money Market Portfolios) as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasurer's Fund, Inc. at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.


                                                            /s/Ernst & Young LLP

New York, New York
December 18, 1997


--------------------------------------------------------------------------------
                   FEDERAL TAX STATUS OF DIVIDENDS (UNAUDITED)

This information is provided to you to meet regulatory requirements and no current action on your part is needed.

For the fiscal year ended October 31, 1997 dividends paid to you in cash or reinvested in the amount of $0.049 per share for Domestic Prime Money Market Portfolio are taxable as ordinary dividend income. None of this amount qualifies for the dividend received deduction available to corporations. 3.7% of the income was derived from obligations of the U.S. Treasury.

For the fiscal year October 31, 1997, dividends in the amount of $0.031 per share for the Tax Exempt Money Market Portfolio are exempt from Federal taxation. They may not be exempt from state or local taxation. You should contact your tax adviser as to the state and local status of the dividend you have received.

For the fiscal year ended October 31, 1997, dividends paid to you in cash or reinvested in the amount of $0.048 per share for the U.S. Treasury Money Market Portfolio are taxable as ordinary dividend income. None of this amount qualifies for the dividend received deduction available to corporations. 50.0% of the income was derived from obligations of the U.S. Treasury.
--------------------------------------------------------------------------------